CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Feb. 10, 2011	Dec. 31, 2010	Feb. 13, 2007
Common stock, par value	$ 0.001	$ 0.01	$ 0	$ 0.001
Common stock, authorized shares	300,000,000	5,000,000	300,000,000	300,000,000
Common stock, issued shares	49,008,115		47,160,435
Common stock, outstanding shares	49,008,115	10,000,000	49,249,674
Preferred stock, par value			0.01
Preferred stock, shares authorized			3,500,000
Preferred Stock, Shares Issued			1,589,775
Preferred Stock, Shares Outstanding			1,589,775